Securities - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended				3 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 State, county and municipals Securities	Dec. 31, 2012 Mortgage-backed securities GSE residential Securities	Sep. 30, 2010 Trust preferred securities	Mar. 31, 2010 Trust preferred securities	Dec. 31, 2009 Trust preferred securities
Schedule of Available-for-sale Securities [Line Items]
Pledged securities		$ 16,222,527	$ 17,070,932
Proceeds from sale of securities available for sale		32,607,712	33,881,314
Available for sale securities gross realized gains		514,758	405,719
Available for sale securities gross realized losses			(2,007)
Number of securities identified for unrealized losses				7	8
Other than temporary impairment of securities	262,437	262,437				27,625	97,500
Value of trust preferred security for which other than temporary impairment was recognized								650,000
Security Cost Basis		$ 262,438